Derivatives (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values and notional values of derivatives	The net fair values of derivatives included in Other invested assets within the Company’s Consolidated Balance Sheets and the related net notional exposures at December 31, 2021 and 2020 were as follows (in thousands of U.S. dollars):

	Asset derivatives at fair value	Liability derivatives at fair value	Net derivatives
December 31, 2021			Fair value	Net notional exposure
Derivatives not designated as hedges
Foreign exchange forward contracts	$8,841	$(6,657)	$2,184	$3,092,396
Insurance-linked securities (1)	5,663	—	5,663	15,200
Total return swaps	153	(1,079)	(926)	31,519
Interest rate swaps (2)	—	(10,489)	(10,489)	—
Other	3,059	—	3,059	—
Total derivatives not designated as hedges	$17,716	$(18,225)	$(509)

	Asset derivatives at fair value	Liability derivatives at fair value	Net derivatives
December 31, 2020			Fair value	Net notional exposure
Derivatives not designated as hedges
Foreign exchange forward contracts	$7,309	$(10,698)	$(3,389)	$3,843,436
Insurance-linked securities (1)	3,074	(2,000)	1,074	18,850
Total return swaps	797	(3,152)	(2,355)	31,580
Interest rate swaps (2)	—	(17,509)	(17,509)	—
Other	419	—	419	—
Total derivatives not designated as hedges	$11,599	$(33,359)	$(21,760)

(1)Insurance-linked securities include longevity swaps for which the notional amounts are not reflective of the overall potential exposure of the swaps. The net notional exposure above includes the Company's best estimate of the present value of future expected claims.
(2)The Company enters into interest rate swaps to mitigate notional exposures on certain total return swaps and certain fixed maturities. The net notional exposure for interest rate swaps above relates to fixed maturities.

Gains and losses for derivatives not designated as hedges
The gains and losses in the Consolidated Statements of Operations for derivatives not designated as hedges for the years ended December 31, 2021, 2020 and 2019 were as follows (in thousands of U.S. dollars):

	2021	2020	2019
Foreign exchange forward contracts	$(16,788)	$(32,611)	$(41,171)
Total included in Net foreign exchange losses	$(16,788)	$(32,611)	$(41,171)
Futures contracts	$—	$—	$(9,952)
Insurance-linked securities	4,807	(2,341)	(4,381)
Total return swaps	1,430	(845)	—
Interest rate swaps	7,020	(5,131)	(5,230)
TBAs	(56)	(510)	—
Other	(298)	1,376	463
Total included in Net realized and unrealized investment gains	$12,903	$(7,451)	$(19,100)
Total derivatives not designated as hedges	$(3,885)	$(40,062)	$(60,271)

Gross and net fair values of derivatives subject to offsetting
The gross and net fair values of derivatives that are subject to offsetting in the Consolidated Balance Sheets at December 31, 2021 and 2020 were as follows (in thousands of U.S. dollars):

		Gross amounts offset in the balance sheet	Net amounts of assets/liabilities presented in the balance sheet	Gross amounts not offset in the balance sheet
December 31, 2021	Gross amounts recognized (1)			Financial instruments	Cash collateral received/pledged	Net amount
Total derivative assets	$17,716	$—	$17,716	$—	$(34,764)	$(17,048)
Total derivative liabilities	$(18,225)	$—	$(18,225)	$—	$1,671	$(16,554)

December 31, 2020
Total derivative assets	$11,599	$—	$11,599	$—	$(26,853)	$(15,254)
Total derivative liabilities	$(33,359)	$—	$(33,359)	$—	$11,503	$(21,856)

(1)Amounts include all derivative instruments, irrespective of whether there is a legally enforceable master netting arrangement in place.